TEP FUND, INC.
                                  Annual Report
                                November 30, 2001

                                  TEP FUND INC.
                       1675 BROADWAY-16TH FL. @TOCQUEVILLE
                              NEW YORK, N.Y. 10019
                                  212-698-0835

                                                                January 22, 2001

To Our Shareholders,

     We are pleased to enclose a semi-annual dividend payment of $0.51 per share to stockholders of record as of December 20, 2000. We also enclose our November 30, 2000 report to shareholders.

     Dividends paid for the year ending November 30, 2000 were $.99. This was a decrease of $.10 from the $1.09 of the previous year. There were two primary reasons for this reduction. Gains arising from redemptions of bonds totaled $68,970 in the 1999 year whereas they were only $20,479 in 2000. The 1999 gain was unusually large. The second contributing factor was the decrease in interest income from $682,355 in 1999 to $663,655 in 2000. There was a continuing redemption of coupon bonds carrying higher interest rates than those currently available. Expenses decreased $1,886 which only slightly offset the drop in interest income and decreased gains.

     The net asset value per share increased from $19.11 at November 30, 1999 to $19.15 at November 30, 2000. This was due a small decrease in interest rates and the consequent increase in the value of the bonds in the portfolio.

     The management of Tep Fund continues its policy of investing in only high quality municipal bonds, diversified by issuer and maturity. Our primary objectives are the safety of the Fund's assets and obtaining a high return consistent with the high quality of the Fund's assets.

The Board of Directors joins me in expressing our gratitude to the stockholders for their continued support and interest in Tep Fund, Inc.

                                        Sincerely,


                                        /s/ Stephen Tabb
                                        -----------------------
                                        Stephen Tabb, President

                   PERCENTAGE OF 2001 INTEREST INCOME BY STATE

--------------------------------------------------------------------------------
California               2.14%                    New York                23.29%

Florida                 10.44%                    Ohio                     6.43%

Hawaii                   1.89%                    Pennsylvania             5.93%

Illinois                 4.36%                    Rhode Island             0.92%

Indiana                  1.41%                    South Carolina           0.05%

Louisiana                4.23%                    Texas                    8.16%

Maryland                 1.17%                    Utah                     2.30%

Massachusetts            7.41%                    Washington               2.71%

Michigan                 2.37%                    Wisconsin                4.19%

Missouri                 0.77%                    Wyoming                  2.01%
                                                                           -----
Nevada                   2.46%

New Hampshire            1.19%

New Jersey               4.16%                    TOTAL                     100%
                                                                            ----
--------------------------------------------------------------------------------

                                                       PUSTORINO,
                                                          PUGLISI      PP&C
                                                       & CO., LLP     [LOGO]
                                     CERTIFIED PUBLIC ACCOUNTANTS
                                               515 MADISON AVENUE
                                         NEW YORK, NEW YORK 10022
                              (212) 832-1110   FAX (212) 755-6748

                          INDEPENDENT AUDITOR'S REPORT
                          ----------------------------

To The Board of Directors and Shareholders
Tep Fund, Inc.
New York, New York 10016

We have audited the accompanying statements of assets and liabilities of Tep Fund, Inc., as of November 30, 2001 and 2000, including the portfolio of investments in tax-exempt securities as of November 30, 2001, and the related statements of operations and changes in net assets for each of the two years then ended, and the supplementary per share data for the years ended November 30, 2001, 2000, 1999, 1998 and 1997. These financial statements and per share data are the responsiblity of the Fund's management. Our responsibility is to express an opinion on these financial statements and per share data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by managment, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data referred to above present fairly, in all material respects, the financial position of Tep Fund, Inc. as of November 30, 2001 and 2000, the results of its operations and changes in its net assets for each of the years then ended, and the selected per share data for the years ended November 30, 2001, 2000, 1999, 1998 and 1997 in conformity with generally accepted accounting principles.


/s/ PUSTORINO, PUGLISI & CO., LLP

PUSTORINO, PUGLISI & CO., LLP
New York, New York
January 8, 2002

                                 TEP FUND, INC.
                 COMPARATIVE STATEMENT OF ASSETS AND LIABILITIES
                           NOVEMBER 30, 2001 AND 2000

                                                        2001           2000
                                                    ------------   ------------

               ASSETS
               ------

PORTFOLIO OF INVESTMENTS IN MUNICIPAL
     BONDS
     (SCHEDULE AND NOTE 1)                          $ 11,492,952   $ 10,918,326

CASH & MONEY MARKET ACCOUNTS                             571,600        936,148

ACCRUED INTEREST RECEIVABLE                              178,602        175,831

PREPAID INSURANCE                                          1,200          1,000
                                                    ------------   ------------

          TOTAL ASSETS                                12,244,354     12,031,305

               LESS LIABILITIES
               ----------------

ACCRUED EXPENSES                                          14,576         13,443
                                                    ------------   ------------

NET ASSETS                                            12,229,778     12,017,862
                                                    ============   ============

               ANALYSIS OF NET ASSETS
               ----------------------

NET CAPITAL PAID IN ON SHARES OF STOCK                11,319,262     11,319,262
DISTRIBUTABLE EARNINGS                                   340,396        363,490
UNDISTRIBUTED UNREALIZED APPRECIATION                    570,120        335,110
                                                    ------------   ------------
NET ASSETS ($19.49 AND $19.15 PER SHARE ON
  627,459 SHARES OUTSTANDING)                       $ 12,229,778   $ 12,017,862
                                                    ============   ============

See Notes to Financial Statements.

                                 TEP FUND, INC.
                       COMPARATIVE STATEMENT OF OPERATIONS
                 FOR THE YEARS ENDED NOVEMBER 30, 2001 AND 2000

                                                        2001           2000
                                                    ------------   ------------

INVESTMENT INCOME:
     TAX-EXEMPT INTEREST (NOTE 1)                   $    643,527   $    663,655
                                                    ------------   ------------

EXPENSES:
     CUSTODIAN FEES                                        6,000          6,000
     DIRECTORS' FEES                                       6,000          6,000
     LEGAL FEES                                              701          2,078
     ACCOUNTING FEES                                      10,807          9,000
     REGISTRAR & TRANSFER                                  4,084          3,526
     INSURANCE                                             1,000          1,000
     PRINTING, REPORTS, MISC                                  57          1,448
     FRANCHISE TAXES                                         455            680
     INVESTMENT ADVISORY FEES (NOTE 2)                    30,330         29,557
                                                    ------------   ------------

              TOTAL EXPENSES                              59,434         59,289
                                                    ------------   ------------

              NET INVESTMENT INCOME                      584,093        604,366
                                                    ------------   ------------

REALIZED GAIN FROM SECURITY TRANSACTIONS
     (NOTE 3)                                             13,997         20,479
                                                    ------------   ------------

UNREALIZED APPRECIATION ON INVESTMENTS (NOTE 1):
        BEGINNING OF PERIOD                              335,110        272,947
        END OF PERIOD                                    570,120        335,110
                                                    ------------   ------------

     INCREASE/(DECREASE) IN UNREALIZED
       APPRECIATION ON INVESTMENTS                       235,010         62,163
                                                    ------------   ------------

     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS                    $    833,100   $    687,008
                                                    ============   ============

PERCENT OF TOTAL EXPENSES TO TAX-EXEMPT
INTEREST INCOME                                             9.24%          8.93%
                                                    ============   ============

See Notes to Financial Statements.

                                 TEP FUND, INC.
                 COMPARATIVE STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED NOVEMBER 30, 2001 AND 2000

                                                        2001           2000
                                                    ------------   ------------

INCREASE IN NET ASSETS - OPERATIONS:

     NET INVESTMENT INCOME                          $    584,093   $    604,366

     REALIZED GAIN FROM SECURITY
     TRANSACTIONS                                         13,997         20,479

     INCREASE/(DECREASE) IN UNREALIZED
       APPRECIATION ON INVESTMENTS                       235,010         62,163
                                                    ------------   ------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                              833,100        687,008

DIVIDENDS PAID TO SHAREHOLDERS ($0.99 PER SHARE
  IN 2001 AND $1.05 IN 2000)*                           (621,184)      (658,831)
                                                    ------------   ------------

NET INCREASE/(DECREASE) IN NET ASSETS                    211,916         28,176

NET ASSETS:

     AT BEGINNING OF PERIOD                           12,017,862     11,989,686
                                                    ------------   ------------

     AT END OF PERIOD (INCLUDES UNDISTRIBUTED
     INVESTMENT INCOME OF $340,396 IN 2001
     AND $363,940 IN 2000)                          $ 12,229,778     12,017,862
                                                    ============   ============

See Notes to Financial Statements.

* DIVIDENDS:
     A dividend of $.57 per share was declared November 23, 1999 and was paid January 20, 2000.
     A dividend of $.48 per share was declared May 31, 2000 and was paid July 20, 2000.
     A dividend of $.51 per share was declared November 29, 2000 and was paid January 23, 2001.
     A dividend of $.48 per share was declared May 31, 2001 and is to be paid July 19, 2001.
     A dividend of $.47 per share was declared November 28, 2001 and is to be paid January 23, 2002.

                                 TEP FUND, INC.
          FOR THE YEARS ENDED NOVEMBER 30, 2001, 2000, 1999, 1998, 1997
                          SUPPLEMENTARY PER SHARE DATA

                                         ------      ------      ------      ------      ------
                                          2001        2000        1999        1998        1997
                                         ------      ------      ------      ------      ------

SELECTED PER SHARE DATA:

INVESTMENT INCOME                        $ 1.03      $ 1.06      $ 1.09      $ 1.09      $ 1.13

EXPENSES                                 ($0.10)     ($0.10)     ($0.10)     ($0.12)     ($0.09)
                                         ------      ------      ------      ------      ------
NET INVESTMENT INCOME                    $ 0.93      $ 0.96      $ 0.99      $ 0.97      $ 1.04

DIVIDENDS PAID TO SHAREHOLDERS           ($0.99)     ($1.05)     ($1.01)     ($1.01)     ($1.09)

NET REALIZED GAIN FROM
     SECURITY TRANSACTIONS               $ 0.02      $ 0.03      $ 0.11      $ 0.01      $ 0.04

NET INCREASE/(DECREASE) IN UNREALIZED
     APPPRECIATON OF INVESTMENTS         $ 0.38      $ 0.10      ($0.93)     $ 0.12      ($0.08)
                                         ------      ------      ------      ------      ------

NET INCREASE/(DECREASE) IN               $ 0.34      $ 0.04      ($0.84)     $ 0.09      ($0.09)
     NET ASSET VALUE

NET ASSET VALUE:
     BEGINNING OF PERIOD                 $19.15      $19.11      $19.95      $19.86      $19.95
                                         ------      ------      ------      ------      ------

     END OF PERIOD                       $19.49      $19.15      $19.11      $19.95      $19.86
                                         ======      ======      ======      ======      ======

ANNUALIZED PERCENT OF EXPENSES TO
     AVERAGE NET ASSETS                    0.49%       0.49%       0.50%       0.56%       0.47%
                                         ======      ======      ======      ======      ======

ANNUALIZED PERCENT OF NET INVESTMENT
     INCOME TO AVERAGE NET ASSETS          4.82%       5.03%       5.07%       4.88%       5.20%
                                         ======      ======      ======      ======      ======

The number of shares outstanding during the periods above was 627,459.

See Notes to Financial Statements.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                           November 30, 2001 and 2000

NOTE 1- SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

     The Tep Fund, Inc. (the "Fund") is a registered investment company. The Fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the primary objective of preservation of capital. Capital Builders Advisory Services, Inc., serves as the Fund's investment advisor.

     A. The Fund's financial statements are prepared in accordance with generally accepted accounting principles.

          (i) PORTFOLIO VALUATION: The Fund carries securities in its portfolio at values obtained from an independent pricing service. Such values are based on the most recent bid prices or, for the majority of the portfolio securities, at values determined by the Service considering factors such as prices of comparable quality securities, coupon rates, maturity and general market conditions.

          (ii) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold (the trade date). "When issued" securities are accounted for on the date the confirmation of the purchase order is issued by the underwriter. Interest income is recorded as earned.

          All securities owned by the Fund are held in a custodian account at Citibank, N.A.

          (iii) AMORTIZATION OF PREMIUM ON TAX-EXEMPT SECURITIES: Premiums on tax-exempt securities are amortized under the straight-line method from date of purchase to maturity date, except for securities purchased at substantial premiums which are expected to be called and are amortized to the expected call date. Amortization of the premium is directly netted against interest income.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                           November 30, 2001 and 2000

NOTE 1 (CONTD.) - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

          (iv) FEDERAL INCOME TAX: The Fund qualifies as a regulated investment company. Accordingly, no provision for federal income tax would be required, except for a provision for capital gains taxes if the capital gains were not distributed to shareholders. Long term capital gains realized during the years ended November 30, 2001 and 2000 were $13,997 and $20,479 respectively. Such realized long term capital gains were included in the dividends reportable by shareholders during the years ended November 30, 2001, ($.02 per share) and November 30, 2000 ($.03 per share). (See note 3). The aggregate portfolio valuation in excess of tax cost (unrealized appreciation) was $570,120 and $335,110 at November 30, 2001 and 2000, respectively.

     B. The Fund's investment policy is to invest substantially all of its assets in municipal bonds, diversified as to issue and maturity, the interest from which is exempt from federal income tax. It also invests in short-term tax-exempt instruments. Only municipal bonds rated A or better by Moody's Investor Services, Inc. or A or better by Standard & Poors Corporation (S & P) are purchased. Only short term tax-exempt instruments with a rating within the three highest grades by Moody's or S & P are purchased. Short term funds are invested in Citibank's Landmark Tax Free Reserve Fund. The Fund will not invest more than 15% of its assets in uninsured industrial development bonds, and does not purchase the securities of any issuer except securities guaranteed by the United States government, its agencies or instrumentalities if as a result thereof more than 5% of its total assets would be invested in the securities of such issuer or if the Fund would own more than 5% of any class of the issuer's outstanding securities.

NOTE 2- INVESTMENT ADVISORY FEE

     Under the terms of a contract renewed for the year ended May 31, 2002 the Fund paid Capital Builders Advisory Services, Inc. an investment advisory fee calculated at an annual rate of .25% of the Fund's average net assets.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                          May 31, 2001 and May 31, 2000

NOTE 3- PURCHASE AND SALES OF SECURITIES

     For the years ended November 30, 2001 and 2000, the Fund made purchases of tax-exempt securities at a cost of $1,994,088 and $581,032 respectively.

     The Fund had redemptions of tax-exempt securities of $1,651,476 in 2001 and $1,405,937 in 2000. The amortized cost of these securities was $1,637,479 and $1,385,458 respectively, resulting in realized gains in 2001 of $13,997 and $20,479 in 2000.

NOTE 4-COMMON STOCK

     The company is authorized to issue 1,000,000 shares of common stock with a par value of $.10 per share. At November 30, 2001 there were 627,459 shares outstanding. There were no changes in the number of shares outstanding during the two years ended November 30, 2001.

NOTE 5- SUBSEQUENT EVENT

     On November 28, 2001 the Board of Directors declared a $.47 per share dividend, to be paid on January 23, 2002 to shareholders of record on December 20, 2001.

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2001

 % OF                                                 RATE      MATURITY       FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)         DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

  3.14%    CALIFORNIA
           ----------
           LOS ANGELES COMMUNITY REDEV AGY           6.450      7/1/2017    $  150,000    $  153,000    $  156,933
           HSG RFOC SER A
           CALLABLE 07/01/2004 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                  5.000      6/1/2015    $  200,000    $  199,986    $  203,532
           CALLABLE 06/01/2011 @ 100
           RATED A+/A1
                                                                            --------------------------------------
           TOTAL CALIFORNIA                                                 $  350,000    $  352,986    $  360,465

  9.55%    FLORIDA
           -------
           ORLANDO UTILITY COMMISSION WATER &        9.625     10/1/2003    $  500,000    $  497,500    $  563,715
           ELECTRIC REV
           NON-CALLABLE
           RATED AAA/Aaa

           BOARD OF EDUCATION CAPITAL OUTLAY         6.000      6/1/2021    $  250,000    $  250,000    $  274,275
           PUB ED SER C
           CALLABLE 06/01/2010 @ 101 AND
           06/01/2011 @ 100
           FGIC INSURED
           RATED AAA/Aaa

           BOARD OF EDUCATION CAPITAL OUTLAY         5.750      1/1/2012    $  100,000    $   99,900    $  105,285
           CALLABLE 01/01/2004 @ 101
           RATED AA+/Aa2

           BOARD OF EDUCATION CAPITAL OUTLAY SER A   4.875      1/1/2011    $  150,000    $  155,960    $  154,046
           CALLABLE 01/01/2006 @ 101 AND
           01/01/2007 @ 100
           RATED AA+/Aa2
                                                                            --------------------------------------
           TOTAL FLORIDA                                                    $1,000,000    $1,003,360    $1,097,321

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2001

 % OF                                                RATE       MATURITY       FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)         DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------


  2.24%    HAWAII
           ------
           STATE GENERAL OBLIGATION SER CD           5.000      2/1/2003    $  250,000    $  250,000    $  257,183
           NON-CALLABLE
           RATED AA-/Aa3
                                                                            --------------------------------------
           TOTAL HAWAII                                                     $  250,000    $  250,000    $  257,183

  3.83%    ILLINOIS
           --------
           STATE GENERAL OBLIGATION                  5.750      5/1/2017    $  250,000    $  247,548    $  266,563
           CALLABLE 05/01/2006 @ 102
           MBIA INSURED
           RATED AAA/Aaa

           HEALTH FACILITIES AUTH REV SINAI          5.500     2/15/2009    $   50,000    $   50,000    $   53,031
           HEALTH SYSTEM
           CALLABLE 02/15/2006 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                  5.125      3/1/2011    $  115,000    $  114,550    $  121,101
           CALLABLE 03/01/2009 @ 101
           FGIC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL ILLINOIS                                                   $  415,000    $  412,098    $  440,694

  1.58%    INDIANA
           -------
           STATE HOUSING AUTH SINGLE FAMILY          5.150      7/1/2017    $  180,000    $  180,702    $  181,348
           MTGE REV SER D
           CALLABLE 01/01/2009 @ 101
           GNMA BACKED
           RATED NR/Aaa
                                                                            --------------------------------------
           TOTAL INDIANA                                                    $  180,000    $  180,702    $  181,348

  4.64%    LOUISIANA
           ---------
           STATE SER A                               6.100      5/1/2011    $  200,000    $  199,000    $  219,134
           PREREFUNDED 05/01/2004 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE REFDG SER A                         5.250      8/1/2003    $  300,000    $  300,321    $  313,737
           NON-CALLABLE
           MBIA INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL LOUISIANA                                                  $  500,000    $  499,321    $  532,871

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2001

 % OF                                                RATE       MATURITY       FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)         DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

  5.56%    MASSACHUSETTS
           -------------
           BOSTON INDUSTRIAL DEVELOPMENT             5.900      2/1/2022    $  250,000    $  252,342    $  266,130
           FINANCE AUTH SER A
           CALLABLE 02/01/2007 @ 102
           FHA INSURED
           RATED AAA/NR

           STATE WTR RES AUTH GEN RFDG SER B         5.250      3/1/2013    $  140,000    $  137,480    $  144,014
           CALLABLE 03/01/2003 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           DEUTSCHES ALTENHEIM NURSING HOME          5.050     10/1/2019    $  235,000    $  234,413    $  228,761
           BOSTON MASS REV SERIAL C
           CALLABLE 10/01/2008 @ 102
           FHA INSURED
           RATED AAA/NR
                                                                            --------------------------------------
           TOTAL MASSACHUSETTS                                              $  625,000    $  624,235    $  638,905

  2.30%    MICHIGAN
           --------
           STATE ENVIROMENTAL PROTECTION             6.250     11/1/2008    $  250,000    $  255,971    $  264,675
           PREREFUNDED 11/01/2002 @ 102
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL MICHIGAN                                                   $  250,000    $  255,971    $  264,675

  0.90%    MISSOURI
           --------
           MISSOURI STATE WATER POLLUTION            5.100      8/1/2009    $  100,000    $   99,750    $  103,580
           SERIAL A
           CALLABLE 08/01/2003 @ 102
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL MISSOURI                                                   $  100,000    $   99,750    $  103,580

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2001

 % OF                                                RATE       MATURITY       FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)         DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

  2.26%    NEVADA
           ------
           STATE GENERAL OBLIGATION COLORADO         6.500     10/1/2009    $  250,000    $  254,095    $  260,295
           RIVER COMMUNITY
           CALLABLE 10/01/2002 @ 101
           RATED AA/Aa2
                                                                            --------------------------------------
           TOTAL NEVADA                                                     $  250,000    $  254,095    $  260,295

  1.38%    NEW HAMPSHIRE
           -------------
           STATE GENERAL OBLIGATION                  5.250     7/15/2004    $  150,000    $  150,296    $  158,541
           CALLABLE 07/15/2003 @ 102
           RATED AA+/Aa2
                                                                            --------------------------------------
           TOTAL NEW HAMPSHIRE                                              $  150,000    $  150,296    $  158,541

  4.54%    NEW JERSEY
           ----------
           STATE RFDG SER D                          6.000     2/15/2010    $   86,000    $   85,699    $   91,419
           PREREFUNDED 02/15/2003 @ 102
           RATED AA+/Aa1

           STATE RFDG SER B                          6.000     2/15/2010    $  164,000    $  163,426    $  173,187
           CALLABLE 02/15/2003 @ 102
           RATED AA+/Aa1

           STATE CERTIFICATE OF PARTICIPATION SER A  5.000     6/15/2014    $  250,000    $  249,375    $  256,728
           CALLABLE 06/15/2007 @ 100
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL NEW JERSEY                                                 $  500,000    $  498,500    $  521,334

 22.45%    NEW YORK
           --------
           STATE LOCAL GOVT ASSIST CORP SER A        6.875      4/1/2019    $  250,000    $  256,811    $  259,018
           PREREFUNDED 04/01/2002 @ 102
           RATED AA-/Aaa

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2001

 % OF                                                RATE       MATURITY       FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)         DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

           STATE MED CARE FAC SER D                  6.600     2/15/2031    $  250,000    $  252,439    $  267,603
           PREREFUNDED 02/15/2003 @ 102
           FHA INSURED
           RATED AAA/Aa2

           STATE MED CARE FAC SER A                  6.600     2/15/2009    $  500,000    $  498,825    $  566,795
           PREREFUNDED 02/15/2005 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE THRUWAY AUTHORITY SVC HWY &         6.000      1/1/2004    $  175,000    $  177,940    $  186,193
           BRDG SERIAL A
           NON-CALLABLE
           MBIA INSURED
           RATED AAA/Aaa

           STATE MED CARE FACILITIES                 5.750     8/15/2019    $  100,000    $  100,000    $  104,264
           PREREFUNDED 25.50% 08/15/2002 @ 102
           AND 74.50% 02/15/2008 @ 100
           FHA INSURED
           RATED AAA/Aa2

           ALBANY, NY                                5.375      9/1/2018    $  100,000    $   99,711    $  103,206
           CALLABLE 09/01/2010 @ 102
           FGIC INSURED
           RATED AAA/Aaa

           STATE DORM AUTHORITY ST BARNABAS          5.350      8/1/2017    $  270,000    $  270,000    $  274,784
           HOSPITAL
           CALLABLE 08/01/2007 @ 101
           AMBAC INSURED
           RATED AAA/Aaa

           STATE DORM AUTH REVS HIGHLAND HOSP        5.350      8/1/2017    $  300,000    $  300,742    $  307,374
           ROCHESTER
           CALLABLE 02/01/2008 @ 102
           FHA & MBIA INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                  5.000     7/15/2014    $  250,000    $  249,250    $  256,720
           CALLABLE 07/15/2008 @ 101
           AMBAC INSURED
           RATED AA/Aaa

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2001

 % OF                                                RATE       MATURITY       FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)         DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

           STATE THRUWAY AUTHORITY HWY AND           5.000      4/1/2015    $  250,000    $  246,875    $  254,443
           BRDG-SERIAL A
           CALLABLE 04/01/2008 @ 101
           FGIC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL NEW YORK                                                   $2,445,000    $2,452,593    $2,580,399

  6.41%    OHIO
           ----
           STATE GENERAL OBLIGATION                  6.650      9/1/2009    $  500,000    $  517,593    $  571,705
           INFRASTRUCTURE IMPROVEMENT
           NON-CALLABLE
           SINKING FUND 09/01/2005
           RATED AA+/Aa1

           FRANKLIN COUNTY HEALTH CARE               6.150    12/20/2019    $  150,000    $  150,888    $  165,117
           CALLABLE 12/20/2009 @ 103
           GNMA COLL
           RATED NR/Aaa
                                                                            --------------------------------------
           TOTAL OHIO                                                       $  650,000    $  668,481    $  736,822

  4.84%    PENNSYLVANIA
           ------------
           STATE GENERAL OBLIGATION SECOND SER       5.750     10/1/2017    $  100,000    $  100,000    $  106,827
           CALLABLE 10/01/2009 @ 101
           MBIA INSURED
           RATED AAA/Aaa

           PHILADELPHIA PA AUTH FOR INDL DEV REV     5.300      2/1/2022    $  200,000    $  197,502    $  200,670
           RFDG
           CALLABLE 02/01/2008 @ 102
           SKG FD BEG 02/01/08 AVG LIFE 07/03/16
           FHA INSURED
           RATED NR/Aa2

           STATE TPK COMN                            3.950     7/15/2008    $  250,000    $  249,543    $  248,815
           NON-CALLABLE
           AMBAC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL PENNSYLVANIA                                               $  550,000    $  547,045    $  556,312

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2001

 % OF                                                RATE       MATURITY       FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)         DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

  0.90%    RHODE ISLAND
           ------------
           BOARD OF EDUC ST REFDG SER A              6.100     6/15/2003    $  100,000    $  100,718    $  103,887
           CALLABLE 06/15/2002 @ 102
           FGIC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL RHODE ISLAND                                               $  100,000    $  100,718    $  103,887

  2.14%    SOUTH CAROLINA
           --------------
           STATE CAP IMPT SER B                      3.750      8/1/2008    $  250,000    $  251,893    $  245,913
           CALLABLE 08/01/2005 @ 102
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL SOUTH CAROLINA                                             $  250,000    $  251,893    $  245,913

  9.15%    TEXAS
           -----
           STATE PUBLIC FINANCE AUTHORITY SER        6.000     10/1/2005    $  125,000    $  125,000    $  137,255
           1992 A
           NON-CALLABLE
           RATED AA/Aa1

           STATE GENERAL OBLIGATION                  6.000     10/1/2006    $  150,000    $  148,598    $  166,241
           NON-CALLABLE
           RATED AA/Aa1

           EL PASO WATER & SEWER REV                 5.500      3/1/2019    $  250,000    $  249,123    $  257,513
           CALLABLE 03/01/2010 @ 100
           FSA INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION WATER            5.250      8/1/2012    $  225,000    $  225,000    $  234,713
           FINANCIAL ASSISTANCE SER C
           CALLABLE 08/01/2008  @ 100
           RATED AA/Aa1

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2001

 % OF                                                RATE       MATURITY       FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)         DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

           CHANNELVIEW INDEPENDENT SCHOOL            5.000     8/15/2008    $  250,000    $  248,750    $  255,733
           DISTRICT
           CALLABLE 08/15/2004 @ 100
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL TEXAS                                                      $1,000,000    $  996,470    $1,051,454

  3.41%    UTAH
           ----
           INTERMOUNTAIN POWER AGENCY POWER          5.000      7/1/2021    $  250,000    $  230,283    $  250,055
           SUPPLY REV SKG FD
           ESCROWED TO MATURITY (US GOVTS)
           RATED A+/A1

           STATE HSG FIN AGY SINGLE FAM MTG SR       4.100      7/1/2007    $  140,000    $  140,000    $  141,667
           ISSUE F-1
           NON-CALLABLE
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL UTAH                                                       $  390,000    $  370,283    $  391,722

  2.33%    WASHINGTON
           ----------
           STATE MOTOR VEHICLE SER B                 5.625      7/1/2020    $  100,000    $  100,090    $  104,469
           CALLABLE 07/01/2010 @ 100
           RATED AA+/Aa1

           STATE GENERAL OBLIGATION SER B            5.500      5/1/2010    $  150,000    $  150,815    $  163,386
           NON-CALLABLE
           RATED AA+/Aa1
                                                                            --------------------------------------
           TOTAL WASHINGTON                                                 $  250,000    $  250,905    $  267,855

  4.68%    WISCONSIN
           ---------
           STATE GENERAL OBLIGATION RFDG             6.100      5/1/2005    $  150,000    $  153,366    $  163,773
           NON-CALLABLE
           RATED AA/Aa3

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                             AS OF NOVEMBER 30, 2001

 % OF                                                RATE       MATURITY       FACE       AMORTIZED       MARKET
 TOTAL     MUNICIPAL BONDS                            (%)         DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------------------

           STATE GENERAL OBLIGATION SER C            6.000      5/1/2019    $  100,000    $   99,768    $  107,660
           CALLABLE 05/01/2010 @ 100
           RATED AA/Aa3

           STATE GENERAL OBLIGATION SER A            5.000      5/1/2009    $  250,000    $  250,000    $  266,125
           PREREFUNDED 05/01/2006 @ 100
           RATED AA/Aaa
                                                                            --------------------------------------
           TOTAL WISCONSIN                                                  $  500,000    $  503,134    $  537,558

  1.77%    WYOMING
           -------
           COMMUNITY DEVELOPMENT AUTHORITY           6.650      6/1/2013    $  200,000    $  200,000    $  203,820
           INSD SINGLE FAMILY MTG
           CALLABLE 06/01/2004 @ 102
           RATED AA/Aa2
                                                                            --------------------------------------
           TOTAL WYOMING                                                    $  200,000    $  200,000    $  203,820

                                                                            --------------------------------------
100.00%    TOTAL INVESTMENTS                                               $10,905,000   $10,922,834   $11,492,952
                                                                            ======================================

                        See Notes to Financial Statements